DEBT (Details Narrative) - USD ($)																								1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 18, 2021	Nov. 15, 2021	Sep. 28, 2021	Sep. 16, 2021	Aug. 31, 2021	Aug. 23, 2021	Aug. 19, 2021	Aug. 07, 2021	Jun. 16, 2021	Jun. 11, 2021	Jun. 11, 2021	Apr. 14, 2021	Mar. 10, 2021	Mar. 10, 2021	Feb. 19, 2021	Nov. 25, 2020	Aug. 07, 2020	Aug. 07, 2020	Jun. 18, 2020	Apr. 29, 2020	Dec. 20, 2018	Nov. 20, 2018	Nov. 09, 2018	Sep. 30, 2021	Aug. 19, 2021	Nov. 30, 2021	Aug. 27, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Oct. 01, 2021	Sep. 17, 2021	Sep. 02, 2021	Feb. 28, 2021	Jul. 02, 2020	May 12, 2020
Short-term Debt [Line Items]
Debt original issue discount																										$ 3,588,366			$ 3,588,366		$ 947,873	$ 25,180
Number of common stock issued																																123,000
Interest Expense, Debt																										290,522
Payment for notes exchange																													1,324,409	$ 319,477	2,137,753
Additional Paid in Capital																										24,444,130			24,444,130		16,708,762	11,132,103
Interest Expense																										1,145,794		$ 244,660	1,805,490	$ 398,788	1,399,598	32,472
Stock Issued During Period, Shares, Conversion of Convertible Securities																							520,000
Long-term portion of convertible notes payable																										620,007			620,007
LGH Investments LLC [Member]
Short-term Debt [Line Items]
Debt original issue discount					$ 38,500
Holder [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																										90,909			90,909
Principal amount																													855,000
Payment for notes exchange																													225,000
Guaranteed interest																										109,091			109,091
[custom:AmendmentFee-0]																										25,000			25,000
Subsequent Event [Member]
Short-term Debt [Line Items]
Number of common stock issued																											42,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																											15,000
Securities Purchase Agreement [Member] | Lucas Ventures L L C [Member]
Short-term Debt [Line Items]
Additional Paid in Capital					$ 158,999
Holder [Member]
Short-term Debt [Line Items]
Convertible Notes Payable, Current																										635,605			635,605
FirstFire Global Oppurtunities Fund, LLC [Member] | Warrant [Member]
Short-term Debt [Line Items]
Warrant to purchase common stock																																	40,000	40,000
Warrant exercise price																																	$ 10.73
Fair Value Adjustment of Warrants																										201,351
Interest expense charge																										201,351
FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Debt original issue discount													$ 56,000	$ 56,000
Proceeds from issuance of debt														$ 504,000
Debt conversion price													$ 11.50	$ 11.50
FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate										12.00%	12.00%
Debt maturity date											Jun. 10, 2023
Debt Instrument, Face Amount										$ 1,266,666	$ 1,266,666
Debt original issue discount										$ 126,666	126,666
Proceeds from issuance of debt											$ 1,140,000
Payment terms											the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021).
Warrant to purchase common stock										593,750	593,750
Warrant exercise price										$ 10.73	$ 10.73
Debt conversion price										$ 11.50	$ 11.50
Principal amount											$ 1,266,666
FirstFire Global Oppurtunities Fund, LLC [Member] | June FirstFire SPA [Member] | June FirstFire Warrant [Member]
Short-term Debt [Line Items]
Warrant to purchase common stock										593,750	593,750
Warrant exercise price										$ 10.73	$ 10.73
Warrant term										3 years	3 years
FirstFire Global Oppurtunities Fund, LLC [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																	12.00%	12.00%
Debt maturity date																		Aug. 07, 2021
Debt Instrument, Face Amount																	$ 333,333	$ 333,333
Repayment of debt																		333,333
Debt original issue discount																	33,333	$ 33,333
Number of common stock issued																		4,167
Debt Instrument, Description																		Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five calendar days as provided in the Amortization Note, the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
FirstFire Global Oppurtunities Fund, LLC [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Short-term Debt [Line Items]
Repayment of debt																		$ 300,000
Maxim [Member] | Fourth Amendment [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Repayment of debt																									$ 500,000
Payment terms																									the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Stock Issued During Period, Shares, Restricted Stock Award, Gross																									20,000
Warrant to purchase common stock							365,000																		365,000
Warrant exercise price							$ 13.00																		$ 13.00
Maxim [Member] | Fourth Amendment [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							365,000																		365,000
Polar Asset Management Partners Inc [Member]
Short-term Debt [Line Items]
Number of shares agreed to sell																															490,000
K 2 Principal Fund L P [Member]
Short-term Debt [Line Items]
Number of shares agreed to sell																															220,000
GS Capital Partners, LLC [Member] | GS SPA [Member] | GS Warrant [Member]
Short-term Debt [Line Items]
Warrant to purchase common stock									156,250
Warrant exercise price									$ 10.73
Warrant term									3 years
Jefferson Street Capital, LLC [Member] | Jefferson SPA [Member] | Jefferson Warrant [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount						$ 333,333
Debt original issue discount						274,239																				95,372			95,372
Interest Payable						$ 20,000
Warrant to purchase common stock						156,250
Warrant exercise price						$ 10.73
Warrant term						3 years
Additional Paid in Capital						$ 205,605
Interest Expense																													36,277
Ionic Ventures, LLC [Member] | Ionic SPA [Member] | Ionic Warrant [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			$ 1,555,555
Debt original issue discount			$ 1,555,555
Warrant to purchase common stock			729,167
Warrant exercise price			$ 10.73
Guaranteed interest			$ 93,333
Warrant term			3 years
Additional Paid in Capital			$ 1,306,665
Interest Expense																										134,246
Debt discount																										134,246			134,246
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																				10.00%
Debt maturity date																				Oct. 29, 2020
Debt Instrument, Face Amount																				$ 152,000
Repayment of debt																				152,500
Debt original issue discount																				2,500
Debt Conversion, Converted Instrument, Amount																				$ 150,000
Remaining unpaid principal amount, percentage																				135.00%
Interest Payable																																					$ 15,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Mandatory Default Amount [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																															35.00%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Two Tranches [Member]
Short-term Debt [Line Items]
Number of common stock issued																				1,250
Debt Instrument, Description																				In the event the average of the three volume weighted average prices for the Company’s common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.
Harbor Gates Note [Member]
Short-term Debt [Line Items]
Variable conversion price of common stock, description																															The “Variable Conversion Price” will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company’s common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.
Kaplan Promissory Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																																						$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																																						3.00%
Debt Instrument, Face Amount																																$ 64,728						$ 90,000
Equity method investment, ownership percentage																															10.00%							5.00%
Debt Instrument, Interest Rate, Effective Percentage																																						10.00%
June 18, 2020 Convertible Note [Member]. | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																			$ 550,000
Repayment of debt																			550,000
Debt original issue discount																			$ 55,000
Number of common stock issued																			6,875
Debt Instrument, Description																			Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note.
Proceeds from Issuance or Sale of Equity																			$ 2,000,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																12.00%
Debt maturity date																Nov. 23, 2021
Debt Instrument, Face Amount																$ 750,000
Repayment of debt																750,000
Debt original issue discount																75,000
[custom:PartialRepaymentOfLongTermDebtPrincipalAndInterest]																			198,375
Proceeds from issuance of debt																441,375
Origination fees																35,250
Interest Expense, Debt																			$ 90,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Short-term Debt [Line Items]
Debt original issue discount																$ 157,438
Number of common stock issued																375,000
Debt Instrument, Description																Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this cure period shall not apply to certain events of default as set forth in the November Amortization Note), the November Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the November Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five (5) calendar days after the November Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Febraury 2021 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate															12.00%
Debt maturity date															Feb. 19, 2022
Debt Instrument, Face Amount															$ 1,650,000
Repayment of debt															1,650,000
Debt original issue discount															$ 165,000
Number of common stock issued															10,000
Debt Instrument, Description															The Company is required to make an interim payment to the Holder in the amount of $363,000, on or before August 19, 2021, towards the repayment of the balance of the Note. Currently the Company and the Holder have agreed to extend the terms of this payment. The extension provides that the Company paid $100,000 to the Holder by the interim payment date and has agreed to pay an additional $100,000 upon the completion of a new debt deal that is anticipated to close by September 1, 2021 and the Company has agreed to pay $163,000 to the Holder at the earlier of the Company stock uplist or September 30, 2021.
Equity method investment, ownership percentage															4.99%
[custom:PartialRepaymentOfLongTermDebtPrincipalAndInterest]															$ 363,000
Proceeds from issuance of debt															$ 1,485,000
Debt conversion price															$ 11.50
Febraury 2021 Convertible Note [Member] | Holders [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate																																				50.00%
Febraury 2021 Convertible Note [Member] | 03/02/2021 [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Number of common stock issued													3,394
Series A-2 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities																					$ 1,000,000
Maxim Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Description																			parties agreed to the following: (i) Maxim’s resale of the Company’s common stock (the “Common Stock”) underlying the Series A-2 Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Series A-2 Note was extended to December 31, 2020, (iii) the principal amount of the Series A-2 Note was increased by $100,000 and (iv) the conversion price was reduced from $15.44 ($1.93 pre-reverse split) to $9.20 ($1.15 pre-reverse split).
Series A Two Note One [Member]
Short-term Debt [Line Items]
Debt Instrument, Description												The maturity date of the Series A-2 Note is extended to October 15, 2021.
Series A Two Note Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Description												The principal balance of the Series A-2 Note is increased by $50,000 as of April 14, 2021.
Series A Two Note Three [Member]
Short-term Debt [Line Items]
Debt Instrument, Description												The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before April 30, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.
Series A Two Note Four [Member]
Short-term Debt [Line Items]
Debt Instrument, Description												The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before May 15, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.
Series A Two Note Five [Member]
Short-term Debt [Line Items]
Debt Instrument, Description												If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before July 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000.
Series A Two Note Six [Member]
Short-term Debt [Line Items]
Debt Instrument, Description												If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before September 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000, representing a total cumulative increase in the principal balance of $350,000 if the Series A-2 Note is not repaid in its entirety on or before September 15, 2021.
Series A Two Note Seven [Member]
Short-term Debt [Line Items]
Debt Instrument, Description												The Company will, within five business days after the Company’s receipt of the Second Tranche Purchase Price of $999,996, pay $500,000 to Maxim, which will reduce the principal owed under the Series A-2 Note by $500,000.
Secured Demand Promissory Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																						$ 1,800,000
Expense Related to Distribution or Servicing and Underwriting Fees																						$ 20,000
Accrued interest rate of debt instrument															125.00%							125.00%
Debt Instrument, Priority																															The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination.
Event of Default description															Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law.
Secured Demand Promissory Note [Member] | May 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																						8.00%
Secured Demand Promissory Note [Member] | May 21, 2019, through August 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																						12.00%
Secured Demand Promissory Note [Member] | August 21, 2019, through November 20, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																						15.00%
Secured Demand Promissory Note [Member] | August 21, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																						12.00%
Secured Demand Promissory Note [Member] | After August 21, 2019 [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument																						18.00%
Secured Demand Promissory Note [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Accrued interest rate of debt instrument													125.00%
Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount																										58,500			58,500
Payment for notes exchange							$ 363,000																	$ 500,000
Guaranteed interest																										71,500			71,500
Note [Member] | Holder [Member]
Short-term Debt [Line Items]
Payment for notes exchange																													130,000
03/02/2021 [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | FirstFire SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate													12.00%	12.00%
Debt maturity date													Mar. 10, 2022
Debt Instrument, Face Amount													$ 560,000	$ 560,000
Repayment of debt																	$ 365,000
Debt original issue discount													$ 56,000	$ 56,000
Equity method investment, ownership percentage													4.99%	4.99%
[custom:PartialRepaymentOfLongTermDebtPrincipalAndInterest]													$ 123,200
Proceeds from issuance of debt													$ 130,606
Origination fees								$ 8,394
Fair Value Adjustment of Warrants																										248,547
Interest expense charge																										248,547
FirstFire Note[Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount										$ 1,266,667	$ 1,266,667
Debt original issue discount										1,266,667	1,266,667															485,729			485,729
Interest Payable										76,000	76,000
Payment for notes exchange				$ 175,000
[custom:InterestExpenseOfAmortizationDebtDiscount]																													131,794
Additional Paid in Capital										$ 1,053,999	$ 1,053,999
Interest Expense																													298,448
Debt discount																										123,448			123,448
June FirstFire Promissory Note [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | June FirstFire SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate										12.00%	12.00%
Debt maturity date										Jun. 10, 2023
Debt Instrument, Face Amount										$ 1,266,666	$ 1,266,666
Repayment of debt										1,266,666
Debt original issue discount										$ 126,666	$ 126,666
Number of common stock issued										11,875
Equity method investment, ownership percentage										4.99%	4.99%
Proceeds from issuance of debt										$ 1,140,000
Debt conversion price										$ 11.50	$ 11.50
Accrued interest rate of debt instrument										125.00%
GS Promissory Note [Member] | GS Capital Partners, LLC [Member] | GS SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate									12.00%
Debt maturity date									Jun. 10, 2023
Debt Instrument, Face Amount									$ 333,333
Repayment of debt									300,000
Debt original issue discount									$ 33,333
Number of common stock issued									3,125
Equity method investment, ownership percentage									4.99%
Proceeds from issuance of debt									$ 300,000
Debt conversion price									$ 11.50
Accrued interest rate of debt instrument									125.00%
GS Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount									$ 333,333
Debt original issue discount									333,333
Interest Payable									20,000
Additional Paid in Capital									$ 280,000
Interest Expense																													76,255
Debt discount																										76,255			76,255
Jefferson Promissory Note [Member] | Jefferson Street Capital, LLC [Member] | Jefferson SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate						12.00%
Debt maturity date						Aug. 23, 2023
Debt Instrument, Face Amount						$ 333,333
Repayment of debt						300,000
Debt original issue discount						$ 33,333
Number of common stock issued						3,125
Equity method investment, ownership percentage						4.99%
Proceeds from issuance of debt						$ 300,000
Debt conversion price						$ 11.50
Accrued interest rate of debt instrument						125.00%
L V Promissory Note [Member] | Securities Purchase Agreement [Member] | Lucas Ventures L L C [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate					12.00%
Debt maturity date					Sep. 02, 2023
Debt Instrument, Face Amount					$ 200,000
Debt original issue discount					200,000
Proceeds from issuance of debt					$ 200,000
Warrant to purchase common stock					187,480
Warrant exercise price					$ 10.73
Accrued interest rate of debt instrument					125.00%
Guaranteed interest					$ 12,000																														$ 12,000
Warrant term					3 years
Interest Expense																										24,384
Debt discount																										24,384			24,384
Stock Issued During Period, Shares, Acquisitions					3,749
Stock Issued During Period, Shares, Conversion of Convertible Securities					187,400
L G H Promissory Note [Member] | LGH Investments LLC [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate					12.00%
Debt maturity date					Sep. 02, 2023
Debt Instrument, Face Amount					$ 200,000
Debt original issue discount					20,000
Interest Payable					12,000
Origination fees					$ 6,500
Accrued interest rate of debt instrument					125.00%
Interest Expense																										4,800
Debt discount																										166,299			166,299
Ionic Promissory Note [Member] | Ionic Ventures, LLC [Member] | Ionic SPA [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate			12.00%
Debt maturity date			Sep. 28, 2023
Debt Instrument, Face Amount			$ 1,555,555.56
Repayment of debt			1,400,000
Debt original issue discount			$ 155,555.56
Number of common stock issued			14,584
Equity method investment, ownership percentage			4.99%
Proceeds from issuance of debt			$ 1,400,000
Debt conversion price			$ 11.50
Accrued interest rate of debt instrument			125.00%
Guaranteed interest			$ 93,333.34
Secured Note One [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 262,500
Debt original issue discount		12,500
Payment for notes exchange		$ 250,000
Long-term portion of convertible notes payable																										165,483			165,483
Secured Note One [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate		10.00%
Debt Instrument, Face Amount		$ 262,500
Payment terms		60 monthly payments
Warrant to purchase common stock		30,000
Warrant exercise price		$ 10.73
Principal and interest		$ 5,577
Secured Note Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 157,500
Debt original issue discount	7,500
Payment for notes exchange	$ 150,000
Long-term portion of convertible notes payable																										$ 99,290			$ 99,290
Secured Note Two [Member] | Accredited Investor [Member]
Short-term Debt [Line Items]
Debt instrument, default interest rate	10.00%
Debt Instrument, Face Amount	$ 157,500
Payment terms	60 monthly payments
Warrant to purchase common stock	18,000
Warrant exercise price	$ 10.73
Principal and interest	$ 3,346